JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 65.3%
Fixed Income — 49.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	8,862,175	110,156,836
JPMorgan Corporate Bond Fund Class R6 Shares (a)	4,975,793	53,589,285
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,034,080	8,045,144
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,020,255	7,896,770
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,254,975	10,780,234
JPMorgan High Yield Fund Class R6 Shares (a)	12,854,276	87,537,619
JPMorgan Income Fund Class R6 Shares (a)	1,750,204	16,119,379
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,679,275	70,599,941
JPMorgan Managed Income Fund Class L Shares (a)	1,034,803	10,399,772
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	15,750,337	154,038,300

Total Fixed Income		529,163,280

U.S. Equity — 15.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,284,220	167,790,812

TOTAL INVESTMENT COMPANIES (Cost $656,441,524)		696,954,092

EXCHANGE-TRADED FUNDS — 19.5%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	197,112	14,182,208

Fixed Income — 2.0%
JPMorgan U.S. Aggregate Bond ETF (a)	769,424	21,505,401

International Equity — 12.9%
iShares Core MSCI Emerging Markets ETF	596,894	31,516,003
JPMorgan BetaBuilders International Equity ETF (a)	2,197,996	105,987,367

Total International Equity		137,503,370

U.S. Equity — 3.3%
iShares Russell 2000 ETF	94,119	14,098,085
iShares Russell Mid-Cap ETF	375,254	21,532,075

Total U.S. Equity		35,630,160

TOTAL EXCHANGE-TRADED FUNDS (Cost $199,064,125)		208,821,139

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,403,000	2,357,944
1.38%, 8/15/2050	3,420,000	3,346,256
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	10,006,300	10,083,693
0.13%, 9/30/2022	8,301,000	8,300,027
0.13%, 9/15/2023	9,415,000	9,406,173
0.25%, 8/31/2025	4,535,000	4,530,394
0.50%, 8/31/2027	3,329,000	3,336,802
0.63%, 8/15/2030	1,091,000	1,084,693

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,460,102)		42,445,982

MORTGAGE-BACKED SECURITIES — 3.5%
FHLMC UMBS, 20 Year
Pool # RB5085, 2.00%, 10/1/2040 (c)	290,000	299,959
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	1,980,000	2,115,628
Pool # QB4045, 2.50%, 10/1/2050 (c)	1,315,000	1,383,187
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (c)	2,245,016	2,533,324
Pool # BQ3996, 2.50%, 10/1/2050 (c)	1,010,000	1,063,877
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 11/25/2035 (c)	3,205,000	3,328,926
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (c)	649,195	651,598
TBA, 2.00%, 11/25/2050 (c)	22,410,484	23,111,463
GNMA II, Single Family, 30 Year
TBA, 2.00%, 11/15/2050 (c)	3,213,000	3,330,977

TOTAL MORTGAGE-BACKED SECURITIES (Cost $37,747,282)		37,818,939

CORPORATE BONDS — 3.3%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (d)	200,000	223,800
Boeing Co. (The)
2.50%, 3/1/2025	210,000	209,824
2.70%, 2/1/2027	428,000	417,199
Lockheed Martin Corp.
2.80%, 6/15/2050	196,000	203,593
Northrop Grumman Corp.
5.15%, 5/1/2040	151,000	202,634
Raytheon Technologies Corp.
2.25%, 7/1/2030	197,000	206,900
3.75%, 11/1/2046	107,000	122,292

		1,586,242

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banks — 0.6%
Bank of America Corp.
4.00%, 1/22/2025	790,000	879,845
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	640,000	722,638
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	580,000	591,553
Citigroup, Inc.
3.88%, 3/26/2025	688,000	756,873
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	185,000	217,278
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	850,000	840,910
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	420,000	482,049
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	500,000	533,202
UniCredit SpA (Italy)
6.57%, 1/14/2022 (d)	350,000	371,408
Wells Fargo & Co.
4.30%, 7/22/2027	765,000	874,742
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	210,000	217,885

		6,488,383

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	360,000	409,310
3.75%, 7/15/2042	580,000	618,629
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	130,000	145,130
3.80%, 5/1/2050	124,000	142,330

		1,315,399

Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029 (d)	240,000	263,889
4.05%, 11/21/2039 (d)	225,000	256,972
4.25%, 11/21/2049 (d)	180,000	212,607
Biogen, Inc.
2.25%, 5/1/2030	130,000	132,592
3.15%, 5/1/2050	110,000	108,287
Gilead Sciences, Inc.
2.60%, 10/1/2040	140,000	139,681

		1,114,028

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	270,000	264,189
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	670,000	761,180
4.75%, 10/21/2045	140,000	183,796
Morgan Stanley
5.00%, 11/24/2025	930,000	1,090,857
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	175,000	218,314

		2,518,336

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	135,000	171,649
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	75,000	98,356
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (d)	312,000	314,009
3.47%, 12/1/2050 (d)	160,000	160,306

		744,320

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	300,000	297,475
4.63%, 10/15/2027	325,000	315,192
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (d)	220,000	222,073
5.50%, 1/15/2026 (d)	410,000	411,583
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (d)	490,000	491,948
5.50%, 2/15/2024 (d)	170,000	171,063

		1,909,334

Diversified Financial Services — 0.1%
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (d)	501,000	547,999
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	130,000	129,342

		677,341

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	313,000	328,334
2.75%, 6/1/2031	415,000	436,370
3.50%, 6/1/2041	309,000	324,975
Verizon Communications, Inc.
3.15%, 3/22/2030	293,000	330,879
3.85%, 11/1/2042	365,000	432,638

		1,853,196

Electric Utilities — 0.2%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	100,000	124,740
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	105,000	107,280
Duke Energy Corp.
3.40%, 6/15/2029	210,000	235,612
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	80,000	89,061
Edison International
5.75%, 6/15/2027	105,000	115,880
Emera US Finance LP (Canada)
4.75%, 6/15/2046	110,000	132,314
Enel Finance International NV (Italy)
3.63%, 5/25/2027(d)	200,000	222,284
Entergy Arkansas LLC
2.65%, 6/15/2051	50,000	50,327
Entergy Louisiana LLC
4.00%, 3/15/2033	85,000	106,345

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Evergy, Inc.
2.90%, 9/15/2029	235,000	252,069
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (d)	105,000	123,171
Fortis, Inc. (Canada)
3.06%, 10/4/2026	150,000	163,896
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	75,000	80,596
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	108,000	123,441
Massachusetts Electric Co.
4.00%, 8/15/2046 (d)	55,000	65,603
PacifiCorp
4.15%, 2/15/2050	90,000	112,482
PPL Capital Funding, Inc.
4.00%, 9/15/2047	110,000	126,286
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	110,000	109,386
Series C, 4.13%, 3/1/2048	70,000	76,519

		2,417,292

Entertainment — 0.0%(f)
Walt Disney Co. (The)
2.65%, 1/13/2031	201,000	216,383
3.50%, 5/13/2040	190,000	212,797

		429,180

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
1.88%, 10/15/2030	510,000	502,285
CubeSmart LP
2.00%, 2/15/2031	274,000	270,147
Equinix, Inc.
1.55%, 3/15/2028	175,000	174,828

		947,260

Food & Staples Retailing — 0.0%(f)
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (d)	104,987	109,884
Sysco Corp.
2.40%, 2/15/2030	330,000	332,648

		442,532

Food Products — 0.0%(f)
Mondelez International, Inc.
1.88%, 10/15/2032 (c)	150,000	149,648
Tyson Foods, Inc.
3.55%, 6/2/2027	220,000	248,425

		398,073

Gas Utilities — 0.0%(f)
Atmos Energy Corp.
1.50%, 1/15/2031	210,000	209,022
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	110,000	110,110

		319,132

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
1.40%, 6/30/2030	65,000	65,257
Becton Dickinson and Co.
4.67%, 6/6/2047	50,000	61,612
Boston Scientific Corp.
4.00%, 3/1/2029	75,000	87,200
4.55%, 3/1/2039	70,000	87,517
Danaher Corp.
2.60%, 10/1/2050	147,000	143,208
DH Europe Finance II SARL
3.25%, 11/15/2039	60,000	66,484

		511,278

Health Care Providers & Services — 0.1%
CVS Health Corp.
3.25%, 8/15/2029	200,000	221,273
4.88%, 7/20/2035	170,000	215,941
2.70%, 8/21/2040	100,000	95,650
HCA, Inc.
5.25%, 6/15/2026	490,000	571,552
Quest Diagnostics, Inc.
2.80%, 6/30/2031	60,000	64,751

		1,169,167

Household Durables — 0.0%(f)
DR Horton, Inc.
1.40%, 10/15/2027	274,000	272,166

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.25%, 6/1/2025	470,000	513,719
Southern Power Co.
5.15%, 9/15/2041	80,000	94,117

		607,836

IT Services — 0.0%(f)
International Business Machines Corp.
4.00%, 6/20/2042	360,000	430,933

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	417,000	432,526
3.70%, 4/1/2051	175,000	172,957
Comcast Corp.
1.50%, 2/15/2031	669,000	658,334
3.25%, 11/1/2039	195,000	215,805
2.80%, 1/15/2051	325,000	325,671
Cox Communications, Inc.
1.80%, 10/1/2030 (d)	134,000	132,150
2.95%, 10/1/2050 (d)	113,000	108,467
Discovery Communications LLC
3.63%, 5/15/2030	199,000	221,177
ViacomCBS, Inc.
4.00%, 1/15/2026	117,000	131,313
4.38%, 3/15/2043	123,000	130,365

		2,528,765

Metals & Mining — 0.0%(f)
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	105,000	107,861

Multi-Utilities — 0.0%(f)
Consumers Energy Co.
3.25%, 8/15/2046	55,000	61,140

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	115,000	105,153

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MPLX LP
2.65%, 8/15/2030	225,000	220,465
4.50%, 4/15/2038	120,000	122,664
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (d)	215,000	222,537

		670,819

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	70,000	68,090
6.45%, 9/15/2037	45,000	68,081
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	115,000	133,615
4.13%, 6/15/2039	225,000	282,692
Eli Lilly and Co.
2.50%, 9/15/2060	135,000	127,096
Mylan NV
3.95%, 6/15/2026	115,000	129,194
Pfizer, Inc.
3.90%, 3/15/2039	90,000	109,118
Royalty Pharma plc
1.75%, 9/2/2027 (d)	45,000	44,961
3.30%, 9/2/2040 (d)	105,000	102,873
3.55%, 9/2/2050 (d)	70,000	67,549
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	345,000	356,353
Upjohn, Inc.
3.85%, 6/22/2040 (d)	70,000	75,363
Zoetis, Inc.
3.00%, 5/15/2050	60,000	64,138

		1,629,123

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.15%, 11/15/2030	576,000	646,667
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	280,000	274,694

		921,361

Software — 0.1%
Oracle Corp.
2.95%, 4/1/2030	295,000	329,686
3.80%, 11/15/2037	276,000	323,282
VMware, Inc.
4.70%, 5/15/2030	183,000	216,500

		869,468

Specialty Retail — 0.0% (f)
AutoZone, Inc.
3.63%, 4/15/2025	195,000	217,401

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	279,000	330,582
2.55%, 8/20/2060	219,000	217,885
Dell International LLC
6.20%, 7/15/2030 (d)	357,000	428,065

		976,532

Thrifts & Mortgage Finance — 0.0% (f)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	350,000	350,059

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031 (d)	530,000	549,122
3.00%, 2/15/2041 (d)	333,000	328,751

		877,873

TOTAL CORPORATE BONDS (Cost $35,576,537)		35,361,830

ASSET-BACKED SECURITIES — 0.2%
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (d)	904,000	904,035
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	440,000	439,992
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	310,000	309,998

TOTAL ASSET-BACKED SECURITIES (Cost $1,653,909)		1,654,025

	Shares
SHORT-TERM INVESTMENTS — 8.9%
INVESTMENT COMPANIES — 8.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $95,018,215)	95,018,215	95,018,215

Total Investments — 104.7% (Cost $1,067,961,694)		1,118,074,222
Liabilities in Excess of Other Assets — (4.7)%		(50,155,465)

Net Assets — 100.0%		1,067,918,757

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	185	12/2020	EUR	6,901,862	(279,259)
MSCI EAFE E-Mini Index	88	12/2020	USD	8,154,080	(221,678)
MSCI Emerging Markets E-Mini Index	365	12/2020	USD	19,861,475	(175,508)
Russell 2000 E-Mini Index	158	12/2020	USD	11,891,870	125,629
S&P 500 E-Mini Index	61	12/2020	USD	10,215,975	79,359
S&P Midcap 400 E-Mini Index	11	12/2020	USD	2,040,830	6,823
U.S. Treasury 10 Year Note	801	12/2020	USD	111,739,500	302,747

					(161,887)

Short Contracts
Euro-Bund	(131)	12/2020	EUR	(26,800,085)	(124,922)
FTSE 100 Index	(136)	12/2020	GBP	(10,230,050)	288,663

					163,741

					1,854

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,654,025	$—	$1,654,025
Corporate Bonds	—	35,361,830	—	35,361,830
Exchange-Traded Funds	208,821,139	—	—	208,821,139
Investment Companies	696,954,092	—	—	696,954,092
Mortgage-Backed Securities	—	37,818,939	—	37,818,939
U.S. Treasury Obligations	—	42,445,982	—	42,445,982
Short-Term Investments
Investment Companies	95,018,215	—	—	95,018,215

Total Investments in Securities	$1,000,793,446	$117,280,776	$—	$1,118,074,222

Appreciation in Other Financial Instruments
Futures Contracts	$803,221	$—	$—	$803,221

Depreciation in Other Financial Instruments
Futures Contracts	$(801,367)	$—	$—	$(801,367)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$102,762,863	$1,593,596	$3,046,139	$42,122	$4,634,925	$105,987,367	2,197,996	$527,785	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,547,252	—	3,614,487	(632,619)	882,062	14,182,208	197,112	109,419	—
JPMorgan Core Bond Fund Class R6 Shares (a)	202,592,104	17,016,505	110,659,702	6,959,288	(5,751,359)	110,156,836	8,862,175	1,066,912	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	48,096,651	5,175,490	—	—	317,144	53,589,285	4,975,793	339,157	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,809,258	72,651	—	—	163,235	8,045,144	1,034,080	72,651	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,730,984	65,358	—	—	100,428	7,896,770	1,020,255	65,357	—
JPMorgan Equity Index Fund Class R6 Shares (a)	139,700,544	16,933,952	—	—	11,156,316	167,790,812	3,284,220	1,035,530	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,426,751	1,176,972	—	—	176,511	10,780,234	1,254,975	104,861	—
JPMorgan High Yield Fund Class R6 Shares (a)	67,798,181	19,224,920	1,446,232	(111,250)	2,072,000	87,537,619	12,854,276	916,468	—
JPMorgan Income Fund Class R6 Shares (a)	14,330,864	1,536,678	—	—	251,837	16,119,379	1,750,204	192,946	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	62,178,274	7,559,886	—	—	861,781	70,599,941	6,679,275	441,214	—
JPMorgan Managed Income Fund Class L Shares (a)	811,532	9,588,246	—	—	(6)	10,399,772	1,034,803	20,154	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	134,308,755	18,653,108	—	—	1,076,437	154,038,300	15,750,337	769,010	—
JPMorgan U.S. Aggregate Bond ETF (a)	18,643,326	2,890,314	—	—	(28,239)	21,505,401	769,424	81,584	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	45,431,750	227,579,472	177,993,007	—	—	95,018,215	95,018,215	10,647	—

Total	$879,169,089	$329,067,148	$296,759,567	$6,257,541	$15,913,072	$933,647,283		$5,753,695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.